NOTES PAYABLE	6 Months Ended	12 Months Ended
	Nov. 30, 2016	May 31, 2016
Related Party Transactions [Abstract]
NOTES PAYABLE

Note 4. NOTES PAYABLE

During the quarter ended November 30, 2016, the Company entered into Convertible Promissory Note Agreements (The “Convertible Notes”) with Seven (7) individuals (“Holders”) pursuant to which they purchased the Company’s unsecured fixed price convertible promissory notes in the aggregate principal amount of $803,000. The Convertible Notes carry interest at the rate of 5% per annum and mature at various dates through November 7, 2017. The Convertible Notes were issued with a 10% original issue discount. As additional consideration for the purchase of the Convertible Notes, the Company will issue an aggregate of 1,730,000 of its common stock to the Holders.

Pursuant to the convertible notes, the Company issued Common Stock Purchase Warrants (The “Warrants“). The Warrants allow the Holders to purchase up to an aggregate of 730,000 shares of the Company’s Common Stock at an exercise price of $0.85 per share until September 30, 2021.

Also, under the terms of the Convertible Notes, the Company and the Holders entered into a Registration Rights Agreement covering the 1,730,000 shares issued. Under the Registration Rights Agreement, the Company is required to file a registration statement with the U.S. Securities and Exchange Commission covering up to an aggregate of 8,000,000 shares within 45 days of the sale and receipt by the Company of an aggregate of $803,000 of Convertible Notes.

In September 2014, the Company issued a convertible note for the principal amount of $6,000. The note had an original due date of December 31, 2014. In January 2015, the holder signed an amendment that made the note and accrued interest payable on demand. Interest accrues at 10% per annum. The holder has the option of converting the note in whole or in part into the Company's common stock at the rate of $0.25 per share at anytime prior to redemption. In October 2015, the Company repaid $3,000 of principal and $651 of interest. Accrued interest totaled $268 and $193 as of November 30, 2016 and May 31, 2016, respectively, and is reported as accounts payable and accrued expenses.

In September 2015, the Company issued a convertible note payable (the “Note”) for the principal amount of $87,500, including an original issue discount ("OID") of $7,500 and loan costs of $5,000. The OID and loan costs have been capitalized and are being amortized over 23 months and are reported as financing costs. The note bears interest at 10%. The note requires payment of unpaid principal and accrued interest upon maturity in August 2017. Unamortized OID and loan costs totaled $7,735 at May 31, 2016. There is a prepayment premium of 125% of the loan balance being paid prior to the maturity date.

Upon an event of default as described in the Note, the Company would incur penalties and fees and the annual interest rate would increase to 22%. Under the terms of the Note, the Note holder has the right, until the outstanding balance has been paid in full, to convert all or any part of the outstanding balance into shares of fully paid and non-assessable common stock, $0.001 par value per shares of the Company (the “Lender Conversion Shares”), as per the following conversion formula:

The number of Lender Conversion Shares equals the amount being converted (the "Conversion Amount") divided by the Lender Conversion Price.

The Lender Conversion Price is defined in the Note as being $3.00 per share, however, in the event the Market Capitalization falls below $20,000,000.00 at any me, then in such event (a) the Lender Conversion Price for all Lender Conversions occurring after the first date of such occurrence shall equal the lower of the Lender Conversion Price and the Market Price as of any applicable date of Conversion.

Subject to certain conditions, a Conversion Factor of 70% shall apply to the Lender Conversion Price, subject to the following adjustments: (i) if at any me the average of the three (3) lowest Closing Bid Prices in the twenty (20) Trading Days immediately preceding any date of measurement is below $1.00, then in such event the then-current Conversion Factor shall be reduced by 10% for all future conversions; (ii) if at anytime after the effective date of the Note, the Conversion Shares are not Eligible, then the then-current Conversion Factor will automatically be reduced by 5%, for all future conversions; and, (iii) in addition to the Default Effect, as defined, if any Major Default occurs, as defined, after the effective date of the Note, the Conversion Factor shall automatically be reduced for all future conversions by an additional 5% for each of the first three (3) Major Defaults that occur.

Under the terms of the Note, on June 17, 2016, the note holder elected to convert $12,500 of the outstanding principal and accrued interest balance into 18,315 shares of our common stock at a conversion price of $0.6825 per share.

Under the terms of the Note, on July 25, 2016, the note holder elected to convert $15,000 of the outstanding principal and accrued interest balance into 52,053 shares of our common stock at a conversion price of $0.288167 per share.

Under the terms of the Note, on September 13, 2016, the note holder elected to convert $20,000 of the outstanding principal and accrued interest balance into 69,404 shares of our common stock at a conversion price of $0.2882 per share.

On September 21, 2016, the Note was assigned to a new lender. As part of the assignment, the Company incurred early payment premiums and other fees of $ 25,521. The new note holder paid the note balance to the previous holder and simultaneously converted the full outstanding principal of the note, $56,000, including accrued interest balance of $359, into 200,000 shares of our common stock at a conversion price of $0.28 per share.

In March 2016, the Company borrowed $18,500 from an unrelated third party (GHS). The loan bears interest at 22% per annum. During the three months ended August 31, 2016 the Company incurred late payment penalties and other fees of approximately $13,304. The outstanding balance including penalties, fees, and accrued interest was repaid in July 2016.

On July 15, 2016, the Company entered into a Future Sales Proceeds Purchase Agreement with Merchant Cash and Capital, LLC d/b/a Bizfi (the “Buyer”). Under the terms of the agreement, the Company received $167,450 of cash proceeds from the Buyer in exchange for a loan payable in the amount of $214,200 secured by future sales proceeds. The difference between the cash received and the cash to be paid from future sales proceeds of $46,750 was recognized as capitalized financing costs and is being amortized over the repayment period. This amount has been reflected as a direct reduction of the loan payable in the accompanying condensed consolidated balance sheets. As of November 30, 2016, unamortized financing costs related to this loan were approximately $28,000. The Company is obligated to make payments equal to 10% of future receipts estimated to be approximately 210 payments of $1,020 to the Buyer each business day until the full amount of the future sales proceeds is repaid.

On July 15, 2016, the Company entered into a Purchase Rights Purchase and Sale Agreement with ESBF California LLC (“ESBF”). Under the terms of the agreement, the Company received $197,370 of cash proceeds from ESBF in exchange for a loan payable in the amount of $266,000 secured by future sales proceeds. The difference between the cash received and the cash to be paid from future sales proceeds of $68,630 was recognized as capitalized financing costs and is being amortized over the repayment period. This amount has been reflected as a direct reduction of the loan payable in the accompanying condensed consolidated balance sheets. As of November 30, 2016, unamortized financing costs related to this loan were approximately $41,000. The Company is obligated to make payments equal to 15% of future receipts estimated to be approximately 231 payments of $1,152 to ESBF each business day until the full amount of the future sales proceeds is repaid.

Note 4. NOTES PAYABLE

In September 2014, the Company issued a convertible note for the principal amount of $6,000. The note had an original due date of December 31, 2014. In January 2015, the holder signed an amendment that made the note and accrued interest payable on demand. Interest accrues at 10% per annum. The holder has the option of converting the note in whole or in part into the Company's common stock at the rate of $0.25 per share at any time prior to redemption. In October 2015, the Company repaid $3,000 of principal and $651 of interest. At May 31, 2016, accrued interest on the debenture was $ 193. At May 31, 2015, accrued interest on the debenture was $436.

In September 2015, the Company issued a convertible note payable (the “Note”) for the principal amount of $87,500 including an original issue discount ("OID") of $7,500 and loan costs of $5,000. The OID and loan costs have been capitalized and are being amortized over 23 months and are reported as financing costs. The note bears interest at 10%. The note requires payment and accrued interest upon maturity in August 2017. Unamortized OID and loan costs totaled $7,735 at May 31, 2016. There is a prepayment premium of 125% of the loan balance being paid prior to the maturity date. Upon an event of default as described in the Note, the Company would incur penalties and fees and the annual interest rate would increase to 22%. During the year ended May 31, 2016, the Company did not make timely payments and as a result incurred penalties and other fees of approximately $7,836 and the interest rate increased to 22%. During 2016, the Company made principal payments of $24,740 and Interest payments of $6,548. At May 31, 2016, accrued interest of $462 is reported as accounts payable and accrued expenses.

Under the terms of the Note, the Note holder has the right, until the outstanding balance has been paid in full, to convert all or any part of the outstanding balance into shares of fully paid and non-assessable common stock, $0.001 par value per shares of the Company (the “Lender Conversion Shares”), as per the following conversion formula:

The number of Lender Conversion Shares equals the amount being converted (the "Conversion Amount") divided by the Lender Conversion Price.

The Lender Conversion Price is defined in the Note as being $3.00 per share, however, in the event the Market Capitalization falls below $20,000,000.00 at any time, then in such event (a) the Lender Conversion Price for all Lender Conversions occurring after the first date of such occurrence shall equal the lower of the Lender Conversion Price and the Market Price as of any applicable date of Conversion.

Subject to certain conditions, a Conversion Factor of 70%, shall apply to the Lender Conversion Price, subject to the following adjustments: (i) If at any time the average of the three (3) lowest Closing Bid Prices in the twenty (20) Trading Days immediately preceding any date of measurement is below $1.00, then in such event the then-current Conversion Factor shall be reduced by 10% for all future conversions; (ii) if at any time after the effective date of the Note, the Conversion Shares are not DTC Eligible, then the then-current Conversion Factor will automatically be reduced by 5% for all future conversions; and, (iii) in addition to the Default Effect, as defined, if any Major Default occurs, as defined, after the effective date of the Note, the Conversion Factor shall automatically be reduced for all future conversions by an additional 5% for each of the first three (3) Major Defaults that occur.

Under the terms of the Note, on June 17, 2016 the note holder elected to convert $12,500 of the outstanding principal and accrued interest balance into 18,315 shares of our common stock at a conversion price of $0.6825 per share.

Under the terms of the Note, on July 25, 2016 the note holder elected to convert $15,000 of the outstanding principal and accrued interest balance into 52,053 shares of our common stock at a conversion price of $0.288167 per share.

In March 2016, the Company borrowed $18,500 from an unrelated third party (GHS). The loan bears interest at 22% per annum. The Company incurred late payment penalties and other fees of approximately $13,304. Accrued and unpaid interest totaled $691 at May 31, 2016. The principal amount of the loan, the late payment penalties and other fees and accrued interest was repaid in July 2016.